Cover		3 Months Ended		6 Months Ended
	Aug. 18, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Document Information [Line Items]
Entity Central Index Key	0001635282
Amendment Flag	false
Document Type	8-K
Document Period End Date		Jun. 03, 2021
Entity Registrant Name	Rimini Street, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37397
Entity Tax Identification Number	36-4880301
Entity Address, Address Line One	3993 Howard Hughes Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(702)
Local Phone Number	839-9671
Written Communications	false
Soliciting Material				false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company			false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMNI
Security Exchange Name	NASDAQ
Public Units
Document Information [Line Items]
Title of 12(b) Security	Public Units, each consisting of one share of Common Stock, $0.0001 par value, and one-half of one Warrant
Trading Symbol	RMNIU
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol	RMNIW